UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2018

LEGG MASON

DEVELOPED EX-US DIVERSIFIED CORE ETF

DDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Developed ex-US Diversified Core ETF for the six-month reporting period ended April 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

II	Legg Mason Developed ex-US Diversified Core ETF

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended April 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s second reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.2%. The deceleration in GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by an upturn in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on April 30, 2018, the unemployment rate was 3.9%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In April 2018, 20.0% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Turning to the global economy, in its April 2018 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “World growth strengthened in 2017 to 3.8 percent, with a notable rebound in global trade. It was driven by an investment recovery in advanced economies, continued strong growth in emerging Asia, a notable upswing in emerging Europe, and signs of recovery in several commodity exporters. Global growth is expected to tick up to 3.9 percent this year and next, supported by strong momentum, favorable market sentiment, accommodative financial conditions, and the domestic and international repercussions of expansionary fiscal policy in the United States.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.4%, versus 2.3% in 2017. Japan’s economy is expected to expand 1.2% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.8% in 2017.

Legg Mason Developed ex-US Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)iii extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. Finally, in October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. However, the ECB did not change its key interest rates. In other developed countries, on November 2, 2017, the Bank of Englandiv raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanv announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinavi kept rates steady at 4.35% during the reporting period.

Q. How did the international stock market perform during the reporting period?

A. International equities also rallied early, but then faltered somewhat during the second half of the reporting period. Developed market equities, as measured by the MSCI EAFE Indexvii, rose during the first three months of the reporting period. This was driven by solid investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. As was the case in the U.S., international equities then declined over two of the last three months of the period. All told, the MSCI EAFE Index returned 3.41% for the six months ended April 30, 2018. Emerging market equities performed better, with the MSCI Emerging Markets Indexviii generating a 4.80% return over the reporting period.

Performance review

For the six months ended April 30, 2018, Legg Mason Developed ex-US Diversified Core ETF generated a 3.54% return on a net asset value (“NAV”)ix basis.

The performance table shows the Fund’s total return for the six months ended April 30, 2018 based on its NAV. The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside the United States, the QS DBI Developed ex-US Diversified Indexx, which returned 3.70% for the same period. The Fund’s broad-based market index, the MSCI World ex-US Indexxi, returned 3.04% over the same time frame. The Lipper International Multi-Cap Core Funds Category Average1 returned 2.50% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 430 funds in the Fund’s Lipper category.

IV	Legg Mason Developed ex-US Diversified Core ETF

Performance Snapshot as of April 30, 2018 (unaudited)
6 months
Legg Mason Developed ex-US Diversified Core ETF:
$29.69 (NAV)	3.54%*†
QS DBI Developed ex-US Diversified Index	3.70%
MSCI World ex-US Index	3.04%
Lipper International Multi-Cap Core Funds Category Average	2.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market pricexii (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2018, the gross total annual fund operating expense ratio for the Fund was 0.40%.

* Total returns are based on changes in NAV. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “DDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it

Legg Mason Developed ex-US Diversified Core ETF	V

Investment commentary (cont’d)

tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rule-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Legg Mason Developed ex-US Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

iv	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

[v]

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

vi	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

[x]

The QS DBI Developed ex-US Diversified Index (the “Underlying Index”) seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser. QS Investors is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Underlying Index is composed of equity securities in developed markets outside the United States that are included in the MSCI World ex-US Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on geography and sector. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on geography and sector that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a highly diversified portfolio. QS Investors anticipates that the number of component securities in the Underlying Index will range from 900 to 1,000. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain countries and sectors, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

xi	The MSCI World ex-US Index captures large and mid-cap companies across 22 of 23 developed markets countries, excluding the United States.

xii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

Legg Mason Developed ex-US Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2018 and October 31, 2017. The composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six months ended April 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.54%	$1,000.00	$1,035.40	0.40%	$2.02	5.00%	$1,000.00	$1,022.81	0.40%	$2.01

[1]	For the six months ended April 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 9.1%
Auto Components — 0.6%
Bridgestone Corp.	200	$8,395
Compagnie Generale des Etablissements Michelin	52	7,319
Continental AG	42	11,219
Denso Corp.	200	10,530
Magna International Inc.	328	19,372
Minth Group Ltd.	2,000	9,556
Total Auto Components		66,391
Automobiles — 1.5%
Bayerische Motoren Werke AG	76	8,487
Daimler AG, Registered Shares	136	10,757
Ferrari NV	258	31,795
Fiat Chrysler Automobiles NV	1,834	41,128	*
Honda Motor Co., Ltd.	400	13,783
Nissan Motor Co., Ltd.	800	8,426
Subaru Corp.	200	6,731
Toyota Motor Corp.	894	58,725
Total Automobiles		179,832
Distributors — 0.2%
Jardine Cycle & Carriage Ltd.	800	20,670
Hotels, Restaurants & Leisure — 2.7%
Aristocrat Leisure Ltd.	3,018	60,938
Compass Group PLC	374	8,032
Crown Resorts Ltd.	2,322	22,656
Domino’s Pizza Enterprises Ltd.	386	12,255
Flight Centre Travel Group Ltd.	292	12,289
Galaxy Entertainment Group Ltd.	5,000	44,211
Genting Singapore PLC	47,000	41,471
Melco Resorts & Entertainment Ltd., ADR	601	18,757
MGM China Holdings Ltd.	3,200	8,847
Restaurant Brands International Inc.	196	10,666
Sands China Ltd.	5,530	32,234
TABCORP Holdings Ltd.	9,949	32,807
Wynn Macau Ltd.	3,600	13,462
Total Hotels, Restaurants & Leisure		318,625

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Household Durables — 0.6%
Electrolux AB, Class B Shares	346	$9,139
Husqvarna AB, Class B Shares	813	7,840
Panasonic Corp.	800	11,943
Sekisui House Ltd.	397	7,280
Sony Corp.	397	19,610
Techtronic Industries Co., Ltd.	3,460	20,455
Total Household Durables		76,267
Media — 0.9%
Altice NV, Class A Shares	5,149	49,358	*
Shaw Communications Inc., Class B Shares	394	8,098
Singapore Press Holdings Ltd.	14,559	29,865
Sky PLC	318	6,033
Vivendi	304	8,036
WPP PLC	364	6,251
Total Media		107,641
Multiline Retail — 0.3%
Canadian Tire Corp., Ltd., Class A Shares	100	13,628
Dollarama Inc.	140	16,116
Harvey Norman Holdings Ltd.	4,359	11,551
Total Multiline Retail		41,295
Specialty Retail — 1.3%
Dufry AG, Registered Shares	85	12,081	*
Hennes & Mauritz AB, Class B Shares	1,632	27,922
Industria de Diseno Textil SA	3,498	108,900
Total Specialty Retail		148,903
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG	32	7,879
Compagnie Financiere Richemont SA, Registered Shares	380	36,259
Li & Fung Ltd.	14,000	7,082
Luxottica Group SpA	414	25,877
LVMH Moet Hennessy Louis Vuitton SE	66	23,058
Swatch Group AG	30	14,485
Yue Yuen Industrial Holdings Ltd.	2,000	5,695
Total Textiles, Apparel & Luxury Goods		120,335
Total Consumer Discretionary		1,079,959
Consumer Staples — 7.8%
Beverages — 1.8%
Anheuser-Busch InBev SA/NV	384	38,359
Asahi Group Holdings Ltd.	400	20,256

See Notes to Financial Statements.

4	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Beverages — continued
Carlsberg A/S, Class B Shares	384	$43,033
Coca-Cola Amatil Ltd.	880	6,155
Diageo PLC	344	12,261
Heineken Holding NV	90	9,151
Heineken NV	120	12,651
Kirin Holdings Co., Ltd.	600	16,866
Pernod Ricard SA	86	14,285
Suntory Beverage & Food Ltd.	200	9,861
Treasury Wine Estates Ltd.	1,800	25,842
Total Beverages		208,720
Food & Staples Retailing — 2.4%
Aeon Co., Ltd.	400	8,004
Alimentation Couche-Tard Inc., Class B Shares	688	29,745
Empire Co., Ltd., Class A Shares	336	6,498
FamilyMart UNY Holdings Co., Ltd.	100	9,724
George Weston Ltd.	196	16,058
ICA Gruppen AB	190	5,913
Koninklijke Ahold Delhaize NV	428	10,339
Loblaw Cos., Ltd.	394	20,038
METRO AG	410	5,949
Metro Inc.	394	12,502
Seven & I Holdings Co., Ltd.	792	34,811
Wesfarmers Ltd.	2,134	70,320
Woolworths Group Ltd.	2,600	54,533
Total Food & Staples Retailing		284,434
Food Products — 1.5%
Ajinomoto Co. Inc.	400	7,340
Danone SA	226	18,310
Kerry Group PLC, Class A Shares	577	58,878
MEIJI Holdings Co., Ltd.	200	16,063
Nestle SA, Registered Shares	494	38,374
Nisshin Seifun Group Inc.	400	8,756
Nissin Foods Holdings Co., Ltd.	100	7,364
Saputo Inc.	390	12,645
Toyo Suisan Kaisha Ltd.	198	7,806
Yakult Honsha Co., Ltd.	100	7,135
Total Food Products		182,671

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Household Products — 0.6%
Essity AB, Class B Shares	1,132	$28,828
Henkel AG & Co. KGaA	70	8,347
Lion Corp.	500	10,803
Reckitt Benckiser Group PLC	90	7,065
Unicharm Corp.	395	11,111
Total Household Products		66,154
Personal Products — 1.0%
Beiersdorf AG	66	7,485
Kao Corp.	400	28,741
L’Oreal SA	96	23,053
Shiseido Co., Ltd.	397	25,827
Unilever NV, CVA	442	25,327
Unilever PLC	190	10,666
Total Personal Products		121,099
Tobacco — 0.5%
British American Tobacco PLC	246	13,543
Japan Tobacco Inc.	1,000	26,862
Swedish Match AB	518	23,307
Total Tobacco		63,712
Total Consumer Staples		926,790
Energy — 7.3%
Energy Equipment & Services — 0.1%
Tenaris SA	605	11,375
Oil, Gas & Consumable Fuels — 7.2%
BP PLC	5,489	40,655
Caltex Australia Ltd.	500	11,677
Canadian Natural Resources Ltd.	394	14,214
Enagas SA	633	18,453
Enbridge Inc.	595	18,022
Eni SpA	3,930	76,883
Idemitsu Kosan Co., Ltd.	397	15,561
Inpex Corp.	3,175	40,733
JXTG Holdings Inc.	9,291	60,716
Oil Search Ltd.	2,586	15,263
Origin Energy Ltd.	3,611	26,506	*
Pembina Pipeline Corp.	196	6,242
Repsol SA	4,368	83,605
Royal Dutch Shell PLC, Class A Shares	1,247	43,451
Royal Dutch Shell PLC, Class B Shares	1,089	39,002

See Notes to Financial Statements.

6	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Santos Ltd.	4,480	$20,709	*
Showa Shell Sekiyu KK	794	11,236
Snam SpA	3,475	16,723
Statoil ASA	4,519	115,759
Suncor Energy Inc.	591	22,601
Total SA	1,818	114,886
TransCanada Corp.	194	8,226
Woodside Petroleum Ltd.	1,447	35,100
Total Oil, Gas & Consumable Fuels		856,223
Total Energy		867,598
Financials — 14.9%
Banks — 10.0%
Australia & New Zealand Banking Group Ltd.	1,025	20,712
Banco Bilbao Vizcaya Argentaria SA	3,203	26,031
Banco de Sabadell SA	4,848	9,522
Banco Santander SA	6,750	43,797
Bank Hapoalim B.M.	8,805	60,332
Bank Leumi Le-Israel	11,758	69,589
Bank of Montreal	120	9,113
Bank of Nova Scotia	196	12,048
Barclays PLC	2,963	8,454
BNP Paribas SA	464	35,850
BOC Hong Kong Holdings Ltd.	2,000	10,409
CaixaBank SA	2,064	10,067
Commonwealth Bank of Australia	581	31,415
Credit Agricole SA	595	9,797
Danske Bank A/S	1,884	65,775
DBS Group Holdings Ltd.	1,800	41,864
DNB ASA	3,671	68,892
Erste Group Bank AG	1,188	58,246	*
Hang Seng Bank Ltd.	400	10,173
HSBC Holdings PLC	3,267	32,626
ING Groep NV	2,867	48,388
Intesa Sanpaolo SpA	9,038	34,456
KBC Group NV	565	49,398
Lloyds Banking Group PLC	13,825	12,307
Mitsubishi UFJ Financial Group Inc.	6,400	42,924
Mizrahi Tefahot Bank Ltd.	1,311	24,009
Mizuho Financial Group Inc.	23,400	42,468

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Banks — continued
National Australia Bank Ltd.	931	$20,291
Nordea Bank AB	1,415	14,443
Oversea-Chinese Banking Corp., Ltd.	3,367	35,041
Raiffeisen Bank International AG	697	23,568	*
Royal Bank of Canada	196	14,905
Skandinaviska Enskilda Banken AB, Class A Shares	779	7,339
Societe Generale SA	200	10,978
Standard Chartered PLC	889	9,387
Sumitomo Mitsui Financial Group Inc.	900	37,459
Svenska Handelsbanken AB, Class A Shares	719	8,047
Swedbank AB, Class A Shares	422	9,202
Toronto-Dominion Bank	394	22,128
UniCredit SpA	1,302	28,260
United Overseas Bank Ltd.	1,386	31,504
Westpac Banking Corp.	1,145	24,688
Total Banks		1,185,902
Capital Markets — 1.1%
Brookfield Asset Management Inc., Class A Shares	196	7,769
Credit Suisse Group AG, Registered Shares	1,227	20,795	*
Deutsche Bank AG, Registered Shares	789	10,829
Deutsche Boerse AG	128	17,258
Hong Kong Exchanges & Clearing Ltd.	600	19,662
Julius Baer Group Ltd.	154	9,206	*
Macquarie Group Ltd.	122	9,983
Nomura Holdings Inc.	1,200	6,938
Singapore Exchange Ltd.	1,200	6,986
UBS Group AG, Registered Shares	1,313	22,219	*
Total Capital Markets		131,645
Diversified Financial Services — 0.3%
Groupe Bruxelles Lambert SA	154	17,660
Investor AB, Class B Shares	148	6,475
Kinnevik AB, Class B Shares	238	8,618
Total Diversified Financial Services		32,753
Insurance — 3.5%
AEGON NV	1,571	11,557
Ageas	390	20,934
AIA Group Ltd.	6,549	58,993
Allianz SE, Registered Shares	204	48,398
Assicurazioni Generali SpA	927	18,740

See Notes to Financial Statements.

8	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Aviva PLC	1,433	$10,436
AXA SA	512	14,666
Dai-ichi Life Holdings Inc.	400	7,955
Gjensidige Forsikring ASA	725	11,496
Insurance Australia Group Ltd.	1,281	7,619
Manulife Financial Corp.	394	7,435
MS&AD Insurance Group Holdings Inc.	198	6,651
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	48	11,010
NN Group NV	208	9,969
Prudential PLC	326	8,413
Sampo OYJ, Class A Shares	1,361	73,549
Sompo Holdings Inc.	198	8,313
Sun Life Financial Inc.	196	8,091
Suncorp Group Ltd.	757	7,990
Swiss Re AG	108	10,316
Tokio Marine Holdings Inc.	600	28,386
Tryg A/S	456	10,828
Zurich Insurance Group AG	46	14,742
Total Insurance		416,487
Total Financials		1,766,787
Health Care — 7.0%
Biotechnology — 1.1%
CSL Ltd.	852	109,274
Genmab A/S	38	7,711	*
Shire PLC	257	13,678
Total Biotechnology		130,663
Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	114	16,655
Essilor International SA	60	8,191
Hoya Corp.	400	21,449
Olympus Corp.	197	7,361
Sysmex Corp.	198	17,532
Terumo Corp.	397	22,516
Total Health Care Equipment & Supplies		93,704
Health Care Providers & Services — 0.4%
Fresenius SE & Co. KGaA	102	7,802
Healthscope Ltd.	6,794	12,429
Ramsay Health Care Ltd.	326	15,877
Sonic Healthcare Ltd.	979	17,409
Total Health Care Providers & Services		53,517

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Health Care Technology — 0.1%
M3 Inc.	300	$11,375
Pharmaceuticals — 4.6%
Astellas Pharma Inc.	2,381	34,968
AstraZeneca PLC	264	18,547
Bayer AG, Registered Shares	188	22,539
Chugai Pharmaceutical Co., Ltd.	200	10,574
Daiichi Sankyo Co., Ltd.	494	16,946
Eisai Co., Ltd.	200	13,438
GlaxoSmithKline PLC	1,083	21,789
Kyowa Hakko Kirin Co., Ltd.	500	10,858
Merck KGaA	76	7,454
Novartis AG, Registered Shares	268	20,742
Novo Nordisk A/S, Class B Shares	829	39,208
Ono Pharmaceutical Co., Ltd.	600	13,911
Otsuka Holdings Co., Ltd.	397	20,816
Roche Holding AG	80	17,828
Sanofi	408	32,415
Santen Pharmaceutical Co., Ltd.	500	8,439
Shionogi & Co., Ltd.	397	20,460
Takeda Pharmaceutical Co., Ltd.	792	33,478
Teva Pharmaceutical Industries Ltd.	3,717	67,855
Teva Pharmaceutical Industries Ltd., ADR	6,110	109,858
Total Pharmaceuticals		542,123
Total Health Care		831,382
Industrials — 10.8%
Aerospace & Defense — 0.6%
Airbus SE	94	11,056
BAE Systems PLC	1,203	10,119
Bombardier Inc., Class B Shares	2,027	6,268	*
CAE Inc.	595	11,247
Leonardo SpA	569	6,603
Safran SA	82	9,651
Singapore Technologies Engineering Ltd.	5,400	14,213
Total Aerospace & Defense		69,157
Air Freight & Logistics — 0.1%
Deutsche Post AG, Registered Shares	246	10,724
Airlines — 0.2%
International Consolidated Airlines Group SA	1,421	12,307
Singapore Airlines Ltd.	1,781	14,613
Total Airlines		26,920

See Notes to Financial Statements.

10	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Building Products — 0.2%
Assa Abloy AB, Class B Shares	502	$10,560
Compagnie de Saint-Gobain	158	8,299
Geberit AG, Registered Shares	18	7,712
Total Building Products		26,571
Commercial Services & Supplies — 0.4%
Brambles Ltd.	4,416	32,814
Secom Co., Ltd.	198	14,855
Total Commercial Services & Supplies		47,669
Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	428	18,105
CIMIC Group Ltd.	308	10,525
Ferrovial SA	998	21,374
SNC-Lavalin Group Inc.	196	8,593
Vinci SA	116	11,641
Total Construction & Engineering		70,238
Electrical Equipment — 0.9%
ABB Ltd., Registered Shares	867	20,332
Legrand SA	122	9,503
Mitsubishi Electric Corp.	1,000	15,372
Nidec Corp.	100	15,679
Prysmian SpA	258	7,596
Schneider Electric SE	154	14,000	*
Siemens Gamesa Renewable Energy SA	553	9,526
Vestas Wind Systems A/S	206	13,362
Total Electrical Equipment		105,370
Industrial Conglomerates — 1.6%
CK Hutchison Holdings Ltd.	5,500	65,240
Jardine Matheson Holdings Ltd.	500	30,365
Jardine Strategic Holdings Ltd.	500	19,000
Keppel Corp., Ltd.	5,546	34,255
NWS Holdings Ltd.	4,000	7,910
SembCorp Industries Ltd.	4,563	10,564
Siemens AG, Registered Shares	198	25,259
Total Industrial Conglomerates		192,593
Machinery — 2.1%
Atlas Copco AB, Class A Shares	332	13,046
CNH Industrial NV	1,565	19,353
FANUC Corp.	100	21,551
Komatsu Ltd.	400	13,721

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Kone OYJ, Class B Shares	1,587	$79,073
Metso OYJ	578	20,654
Sandvik AB	589	10,090
Schindler Holding AG	38	7,884
Volvo AB, Class B Shares	464	7,906
Wartsila OYJ Abp	2,067	44,056
Yangzijiang Shipbuilding Holdings Ltd.	8,600	7,588
Total Machinery		244,922
Marine — 0.2%
A.P. Moller — Maersk A/S, Class A Shares	4	6,136
A.P. Moller — Maersk A/S, Class B Shares	6	9,682
Kuehne & Nagel International AG, Registered Shares	48	7,508
Total Marine		23,326
Professional Services — 0.7%
Adecco Group AG, Registered Shares	102	6,787
Experian PLC	360	8,262
Randstad NV	156	10,056
Recruit Holdings Co., Ltd.	300	6,935
RELX NV	478	10,168
RELX PLC	380	8,132
Seek Ltd.	970	14,189
SGS SA, Registered Shares	4	9,756
Wolters Kluwer NV	220	11,910
Total Professional Services		86,195
Road & Rail — 1.5%
Aurizon Holdings Ltd.	5,387	18,250
Canadian National Railway Co.	747	57,697
Canadian Pacific Railway Ltd.	196	35,764
ComfortDelGro Corp., Ltd.	7,600	12,896
DSV A/S	234	18,596
East Japan Railway Co.	200	19,191
MTR Corp. Ltd.	3,000	16,914
Total Road & Rail		179,308
Trading Companies & Distributors — 0.4%
ITOCHU Corp.	600	12,042
Mitsubishi Corp.	400	11,076
Mitsui & Co., Ltd.	600	10,848
Sumitomo Corp.	595	10,719
Total Trading Companies & Distributors		44,685

See Notes to Financial Statements.

12	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Transportation Infrastructure — 1.3%
Abertis Infraestructuras SA	1,223	$26,968
Aena SME SA	108	22,315
Atlantia SpA	645	21,420
Hutchison Port Holdings Trust, Class U Shares	25,689	8,606
SATS Ltd.	2,800	11,698
Sydney Airport	2,977	15,980
Transurban Group	5,608	48,975
Total Transportation Infrastructure		155,962
Total Industrials		1,283,640
Information Technology — 7.5%
Communications Equipment — 0.8%
Nokia OYJ	9,105	54,734
Telefonaktiebolaget LM Ericsson, Class B Shares	5,324	40,857
Total Communications Equipment		95,591
Electronic Equipment, Instruments & Components — 0.6%
Hexagon AB, Class B Shares	384	22,277
Hitachi Ltd.	2,000	14,665
Kyocera Corp.	200	12,803
Murata Manufacturing Co., Ltd.	100	12,669
Omron Corp.	198	10,759
Total Electronic Equipment, Instruments & Components		73,173
Internet Software & Services — 0.6%
Auto Trader Group PLC	4,853	23,584
Shopify Inc., Class A Shares	247	33,091	*
United Internet AG, Registered Shares	132	8,573
Total Internet Software & Services		65,248
IT Services — 1.2%
Amadeus IT Group SA	827	60,620
Atos SE	68	9,189
Capgemini SE	166	22,853
CGI Group Inc., Class A Shares	639	37,027	*
Fujitsu Ltd.	1,000	6,091
Wirecard AG	74	10,107
Total IT Services		145,887
Semiconductors & Semiconductor Equipment — 0.9%
ASML Holding NV	192	36,518
Infineon Technologies AG	973	25,004
NXP Semiconductors NV	190	19,931	*

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
STMicroelectronics NV	454	$9,934
Tokyo Electron Ltd.	100	19,260
Total Semiconductors & Semiconductor Equipment		110,647
Software — 3.1%
BlackBerry Ltd.	1,351	14,142	*
Check Point Software Technologies Ltd.	300	28,953	*
Constellation Software Inc.	67	47,884
Dassault Systemes SE	138	17,873
Micro Focus International PLC	2,330	40,193
NICE Ltd.	80	7,589	*
Nintendo Co., Ltd.	100	42,234
Open Text Corp.	883	31,174
Sage Group PLC	5,636	49,286
SAP SE	831	92,745
Total Software		372,073
Technology Hardware, Storage & Peripherals — 0.3%
Canon Inc.	600	20,801
FUJIFILM Holdings Corp.	200	8,059
Total Technology Hardware, Storage & Peripherals		28,860
Total Information Technology		891,479
Materials — 8.6%
Chemicals — 4.6%
Air Liquide SA	259	33,795
Akzo Nobel NV	308	27,858
Arkema SA	82	10,744
Asahi Kasei Corp.	1,700	23,443
BASF SE	218	22,724
Croda International PLC	150	9,212
Givaudan SA, Registered Shares	4	8,956
Kansai Paint Co., Ltd.	400	9,016
Koninklijke DSM NV	220	22,800
Kuraray Co., Ltd.	600	10,000
Linde AG	62	13,387
Mitsubishi Chemical Holdings Corp.	1,389	13,208
Nippon Paint Holdings Co., Ltd.	200	8,196
Nitto Denko Corp.	200	14,910
Nutrien Ltd.	458	20,850
Shin-Etsu Chemical Co., Ltd.	397	39,965
Sika AG	2	14,591

See Notes to Financial Statements.

14	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Chemicals — continued
Solvay SA	568	$79,292
Sumitomo Chemical Co., Ltd.	1,984	11,415
Teijin Ltd.	396	7,466
Toray Industries Inc.	2,200	20,567
Umicore SA	1,476	82,455
Yara International ASA	870	36,764
Total Chemicals		541,614
Construction Materials — 0.5%
CRH PLC	921	32,821
CRH PLC	344	12,223
LafargeHolcim Ltd., Registered Shares	368	20,558	*
Total Construction Materials		65,602
Containers & Packaging — 0.1%
Amcor Ltd.	863	8,920
Metals & Mining — 2.8%
Agnico-Eagle Mines Ltd.	196	8,248
Anglo American PLC	722	16,991
ArcelorMittal	514	17,439	*
Barrick Gold Corp.	776	10,444
BHP Billiton Ltd.	1,814	42,268
BHP Billiton PLC	1,157	24,594
First Quantum Minerals Ltd.	440	6,340
Franco-Nevada Corp.	153	10,852
Glencore PLC	5,972	28,833	*
Goldcorp Inc.	589	7,817
JFE Holdings Inc.	600	12,374
Newcrest Mining Ltd.	611	9,729
Nippon Steel & Sumitomo Metal Corp.	600	13,090
Norsk Hydro ASA	6,286	39,225
Rio Tinto Ltd.	190	11,423
Rio Tinto PLC	626	34,007
South32 Ltd.	3,529	9,883
Sumitomo Metal Mining Co., Ltd.	300	12,892
Teck Resources Ltd., Class B Shares	400	10,041
Wheaton Precious Metals Corp.	394	8,178
Total Metals & Mining		334,668
Paper & Forest Products — 0.6%
Oji Holdings Corp.	2,000	14,087
Stora Enso OYJ, Class R Shares	1,105	21,931

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Paper & Forest Products — continued
UPM-Kymmene OYJ	1,093	$39,175
Total Paper & Forest Products		75,193
Total Materials		1,025,997
Real Estate — 5.5%
Equity Real Estate Investment Trusts (REITs) — 3.1%
Ascendas Real Estate Investment Trust	7,800	15,706
British Land Co. PLC	1,714	15,866
CapitaLand Commercial Trust	6,100	8,373
CapitaLand Mall Trust	7,800	12,353
Daiwa House REIT Investment Corp.	5	11,937
Dexus	1,509	10,781
Goodman Group	2,620	17,890
GPT Group	3,043	11,088
Hammerson PLC	1,437	10,861
Japan Prime Realty Investment Corp.	3	10,895
Japan Real Estate Investment Corp.	2	10,391
Japan Retail Fund Investment Corp.	6	11,251
Klepierre	202	8,274
Land Securities Group PLC	1,559	21,214
Link REIT	1,992	17,665
Mirvac Group	6,800	11,467
Nippon Building Fund Inc.	2	11,251
Nippon Prologis REIT Inc.	4	8,427
Nomura Real Estate Master Fund Inc.	8	11,175
Scentre Group	8,848	26,845
Segro PLC	2,048	18,219
Stockland	3,948	12,305
Suntec Real Estate Investment Trust	5,159	7,626
Unibail-Rodamco SE	88	21,137
United Urban Investment Corp.	8	12,280
Vicinity Centres	5,999	11,020
Westfield Corp.	3,309	22,919
Total Equity Real Estate Investment Trusts (REITs)		369,216
Real Estate Management & Development — 2.4%
CapitaLand Ltd.	7,800	22,118
City Developments Ltd.	1,400	13,377
CK Asset Holdings Ltd.	1,992	17,271
Daito Trust Construction Co., Ltd.	100	16,699
Daiwa House Industry Co., Ltd.	1,000	36,681

See Notes to Financial Statements.

16	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Real Estate Management & Development — continued
Hongkong Land Holdings Ltd.	1,194	$8,656
LendLease Group	971	13,078
Mitsubishi Estate Co., Ltd.	2,000	36,636
Mitsui Fudosan Co., Ltd.	1,400	36,005
New World Development Co., Ltd.	6,000	8,868
Sun Hung Kai Properties Ltd.	2,000	32,311
Swire Pacific Ltd., Class A Shares	992	9,859
UOL Group Ltd.	1,800	11,959
Wharf Holdings Ltd.	2,000	6,689
Wharf Real Estate Investment Co., Ltd.	1,000	7,517
Total Real Estate Management & Development		277,724
Total Real Estate		646,940
Telecommunication Services — 11.0%
Diversified Telecommunication Services — 8.3%
BCE Inc.	390	16,551
BT Group PLC	4,611	15,835
Deutsche Telekom AG, Registered Shares	5,431	95,065
Iliad SA	69	13,828
Koninklijke KPN NV	33,791	105,157
Nippon Telegraph & Telephone Corp.	900	42,851
Orange SA	4,862	88,745
Singapore Telecommunications Ltd.	30,752	81,634
Swisscom AG, Registered Shares	104	50,059
Telecom Italia SpA	83,347	82,352	*
Telecom Italia SpA, Savings Shares	43,397	37,366
Telefonica Deutschland Holding AG	1,301	6,223
Telefonica SA	10,412	106,033
Telenor ASA	2,523	55,918
Telia Co. AB	7,339	36,189
Telstra Corp., Ltd.	44,854	107,383
TELUS Corp.	589	21,079
TPG Telecom Ltd.	4,061	17,060
Total Diversified Telecommunication Services		979,328
Wireless Telecommunication Services — 2.7%
1&1 Drillisch AG	77	5,588
KDDI Corp.	2,400	64,479
Millicom International Cellular SA, SDR	216	14,405
NTT DoCoMo Inc.	1,800	46,679
Rogers Communications Inc., Class B Shares	1,179	55,656

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Wireless Telecommunication Services — continued
SoftBank Group Corp.	987	$76,752
StarHub Ltd.	3,200	5,478
Tele2 AB, Class B Shares	1,165	15,167
Vodafone Group PLC	12,754	37,154
Total Wireless Telecommunication Services		321,358
Total Telecommunication Services		1,300,686
Utilities — 9.2%
Electric Utilities — 4.6%
AusNet Services	12,468	16,145
Chubu Electric Power Co. Inc.	2,600	40,753
Chugoku Electric Power Co. Inc.	1,200	15,038
CK Infrastructure Holdings Ltd.	1,000	7,912
CLP Holdings Ltd.	3,000	31,152
Electricite de France SA	1,217	17,121
Emera Inc.	260	8,098
Endesa SA	310	7,251
Enel SpA	15,514	98,694
Fortis Inc.	1,569	52,669
Hydro One Ltd.	1,201	19,073
Iberdrola SA	8,484	65,734
Kansai Electric Power Co. Inc.	2,800	39,188
Kyushu Electric Power Co. Inc.	1,600	19,788
Power Assets Holdings Ltd.	2,000	14,894
Red Electrica Corporacion SA	639	13,334
SSE PLC	731	13,898
Terna-Rete Elettrica Nazionale SpA	1,800	10,818
Tohoku Electric Power Co. Inc.	1,790	23,104
Tokyo Electric Power Co. Holdings Inc.	6,573	31,326	*
Total Electric Utilities		545,990
Gas Utilities — 1.5%
APA Group	8,207	51,592
Gas Natural SDG SA	350	8,838
Hong Kong & China Gas Co. Ltd.	12,060	25,261
Osaka Gas Co., Ltd.	1,593	34,302
Toho Gas Co., Ltd.	400	12,148
Tokyo Gas Co., Ltd.	1,590	42,644
Total Gas Utilities		174,785

See Notes to Financial Statements.

18	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co., Ltd.	497	$13,539
Uniper SE	286	8,866
Total Independent Power and Renewable Electricity Producers		22,405
Multi-Utilities — 2.8%
AGL Energy Ltd.	4,548	74,403
ATCO Ltd., Class I Shares	296	8,956
Canadian Utilities Ltd., Class A Shares	384	9,780
Centrica PLC	3,439	7,282
E.ON SE	5,650	61,898
Engie SA	3,531	62,042
Innogy SE	418	18,439
National Grid PLC	2,026	23,507
RWE AG	1,329	31,897
Suez	759	10,962
Veolia Environnement SA	1,193	28,316
Total Multi-Utilities		337,482
Water Utilities — 0.1%
Severn Trent PLC	328	8,760
United Utilities Group PLC	809	8,278
Total Water Utilities		17,038
Total Utilities		1,097,700
Total Common Stocks (Cost — $10,591,065)		11,718,958
Investments in Underlying Funds — 0.3%
Schwab International Equity ETF (Cost — $40,923)	1,200	41,028
Preferred Stocks — 0.3%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Volkswagen AG	42	8,716
Consumer Staples — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	161	20,492
Total Preferred Stocks (Cost — $26,677)		29,208
Total Investments before Short-Term Investments (Cost — $10,658,665)		11,789,194

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Developed ex-US Diversified Core ETF

	Rate	Shares	Value
Short-Term Investments — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $4,437)	1.648%	4,437	$4,437
Total Investments — 99.3% (Cost — $10,663,102)			11,793,631
Other Assets in Excess of Liabilities — 0.7%			83,527
Total Net Assets — 100.0%			$11,877,158

*	Non-income producing security.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

Summary of Investments by Country** (unaudited)
Japan	18.7%
Australia	11.4
Canada	7.4
United Kingdom	6.4
France	6.3
Spain	5.7
Germany	5.5
Hong Kong	4.9
Italy	4.8
Singapore	4.2
Netherlands	3.7
Switzerland	3.2
Israel	3.1
Finland	2.8
Norway	2.8
Sweden	2.8
Belgium	2.4
Denmark	1.8
Ireland	0.9
Austria	0.7
United States	0.4
China	0.1
Short-Term Investments	0.0 ‡
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2018 and are subject to change.
‡	Represents less than 0.1%.

See Notes to Financial Statements.

20	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2018

Assets:
Investments, at value (Cost — $10,663,102)	$11,793,631
Foreign currency, at value (Cost — $38,987)	38,192
Dividends and interest receivable	49,198
Total Assets	11,881,021

Liabilities:
Investment management fee payable	3,863
Total Liabilities	3,863
Total Net Assets	$11,877,158

Net Assets:
Par value (Note 5)	$4
Paid-in capital in excess of par value	10,606,773
Undistributed net investment income	89,623
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	51,726
Net unrealized appreciation on investments and foreign currencies	1,129,032
Total Net Assets	$11,877,158

Shares Outstanding	400,000

Net Asset Value	$29.69

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended April 30, 2018

Investment Income:
Dividends	$185,228
Interest	135
Less: Foreign taxes withheld	(18,647)
Total Investment Income	166,716

Expenses:
Investment management fee (Note 2)	23,432
Total Expenses	23,432
Net Investment Income	143,284

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	74,269
Futures contracts	(151)
Foreign currency transactions	1,854
Net Realized Gain	75,972
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	190,139
Foreign currencies	(694)
Change in Net Unrealized Appreciation (Depreciation)	189,445
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	265,417
Increase in Net Assets From Operations	$408,701

See Notes to Financial Statements.

22	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2018 (unaudited) and the Year Ended October 31, 2017	2018	2017

Operations:
Net investment income	$143,284	$161,793
Net realized gain	75,972	25,018
Change in net unrealized appreciation (depreciation)	189,445	1,024,112
Increase in Net Assets From Operations	408,701	1,210,923

Distributions to Shareholders From (Note 1):
Net investment income	(185,000)	(150,000)
Decrease in Net Assets From Distributions to Shareholders	(185,000)	(150,000)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 200,000 shares issued, respectively)	—	5,617,575
Increase in Net Assets From Fund Share Transactions	—	5,617,575
Increase in Net Assets	223,701	6,678,498

Net Assets:
Beginning of period	11,653,457	4,974,959
End of period*	$11,877,158	$11,653,457
*Includes undistributed net investment income of:	$89,623	$131,339

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	23

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2018[1,2]	2017[1]	2016[1,3]

Net asset value, beginning of period	$29.13	$24.87	$24.95

Income (loss) from operations:
Net investment income	0.36	0.67	0.60
Net realized and unrealized gain (loss)	0.66	4.34	(0.68)
Total income (loss) from operations	1.02	5.01	(0.08)

Less distributions from:
Net investment income	(0.46)	(0.75)	—
Total distributions	(0.46)	(0.75)	—

Net asset value, end of period	$29.69	$29.13	$24.87
Total return, at NAV[4]	3.54%	20.78%	(0.32)%

Net assets, end of period (000s)	$11,877	$11,653	$4,975

Ratios to average net assets:
Gross expenses	0.40%[5]	0.40%	0.40%[5]
Net expenses	0.40 [5]	0.40	0.40 [5]
Net investment income	2.45 [5]	2.47	2.87 [5]

Portfolio turnover rate	5%	29%[6]	31%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

24	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

26	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$11,718,958	—	—	$11,718,958
Investments in underlying funds	41,028	—	—	41,028
Preferred stocks	29,208	—	—	29,208
Total long-term investments	11,789,194	—	—	11,789,194
Short-term investments†	4,437	—	—	4,437
Total investments	$11,793,631	—	—	$11,793,631

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

28	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company

30	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

(“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$599,144
Sales	653,450

Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2018, there were no in-kind transactions (see Note 5).

At April 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$10,663,102	$1,502,620	$(372,091)	$1,130,529

4. Derivative instruments and hedging activities

At April 30, 2018, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2018. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(151)

During the six months ended April 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$1,129

†	At April 30, 2018, there were no open positions held in this derivative.

5. Fund share transactions

At April 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 200,000 shares of the Fund constitute a Creation Unit. Such transactions are generally made on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of October 31, 2017, the Fund had deferred capital losses of $22,110, which have no expiration date, that will be available to offset future taxable capital gains.

32	Legg Mason Developed ex-US Diversified Core ETF 2018 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The

Legg Mason Developed ex-US Diversified Core ETF	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of seven institutional passively managed strategic beta international multi-cap core exchange-traded funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS DBI Developed Ex-US Diversified Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended June 30, 2017. The Fund performed below the median performance of the funds in the Performance Group for the one-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Trustees noted that due to

34	Legg Mason Developed ex-US Diversified Core ETF

the limitations in providing comparable funds in the Performance Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Actual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of seven institutional passively managed strategic beta international multi-cap core exchange-traded funds selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Broadridge consisting of all institutional passively managed strategic beta international multi-cap core exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was slightly lower than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group (before and after fee waivers and expense reimbursements) and the funds in the Expense Universe.

Legg Mason Developed ex-US Diversified Core ETF	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

36	Legg Mason Developed ex-US Diversified Core ETF

Legg Mason

Developed ex-US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Developed ex-US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Developed ex-US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Developed ex-US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI World ex-US Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI Developed ex-US Diversified Index (the “QS DBI Index” or the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason Developed ex-US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275355 6/18 SR18-3352

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2018